Share- Based Compensation - Summary of Founder Stock activity (Detail) - Predecessor Company - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Shares, Unvested	113,864	455,477
Number of Shares, Unvested	(113,864)	(341,613)
Number of Shares, Unvested		113,864
Weighted Average Grant Date Fair Value, Unvested	$ 0.35	$ 0.35
Weighted Average Grant Date Fair Value, vested	$ 0.35	0.35
Weighted Average Grant Date Fair Value, Unvested		$ 0.35